Additional Information - Condensed Financial Statements (Condensed Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	$ 19,513	$ 11,840	$ (3,756)
Net cash used in investing activities	(68,569)	(47,091)	(9,455)
Net cash provided by/(used in) financing activities	(1,203)	82,711	28,893
Net increase/(decrease) in cash and cash equivalents	(50,648)	51,544	16,262
Cash and cash equivalents at beginning of year	69,510	17,966	1,704
Cash and cash equivalents at end of year	18,862	69,510	17,966
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	(44,510)	(44,422)	972
Net cash used in investing activities	(3,629)	(1,390)	(16,042)
Net cash provided by/(used in) financing activities	(426)	81,160	28,894
Net increase/(decrease) in cash and cash equivalents	(48,565)	35,348	13,824
Cash and cash equivalents at beginning of year	49,237	13,889	65
Cash and cash equivalents at end of year	$ 672	$ 49,237	$ 13,889